Document and Entity Information	Oct. 21, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2020
Entity Registrant Name	Banner Corporation
Entity Incorporation, State or Country Code	WA
Entity File Number	000-26584
Entity Tax Identification Number	91-1691604
Entity Address, Address Line One	10 S First Avenue
Entity Address, City or Town	Walla Walla
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99362
City Area Code	509
Local Phone Number	527-3636
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000946673
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BANR
Security Exchange Name	NASDAQ